Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by US and Foreign Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 51,043	$ 49,045	$ 48,437
U.S.
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	34,536	32,529	31,500
Japan
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	6,917	7,373	7,833
Other Foreign [Member]
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 9,590	$ 9,143	$ 9,104